PROVISIONS - Provisions overview (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Total	$ 2,256	$ 2,562
Short-term provisions	722	1,064
Long-term provisions	1,534	1,498
Environmental
Disclosure of other provisions [line items]
Total	557	595
Emission rights
Disclosure of other provisions [line items]
Total	322	492
Asset retirement obligations
Disclosure of other provisions [line items]
Total	399	397
Site restoration
Disclosure of other provisions [line items]
Total	183	220
Staff related obligations
Disclosure of other provisions [line items]
Total	128	120
Voluntary separation plans
Disclosure of other provisions [line items]
Total	22	31
Litigation and contingencies (see note 12)
Disclosure of other provisions [line items]
Total	280	323
Tax claims
Disclosure of other provisions [line items]
Total	80	79
Other legal claims and contingencies
Disclosure of other provisions [line items]
Total	200	244
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Total	28	23
Other
Disclosure of other provisions [line items]
Total	$ 337	$ 361